CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Current
Cash	$ 157,258	$ 93,922
Accounts receivable	5,028	4,094
Prepaid expenses	22,236	15,412
Other current assets	0	2,024
Total Current Assets	184,522	115,452
Non-current
Equipment	195	98
Intangible assets	30,224	28,532
Goodwill	36,225	35,815
Total Non-Current Assets	66,644	64,445
TOTAL ASSETS	251,166	179,897
Current
Accounts payable and accrued liabilities	19,377	14,900
Total Liabilities	19,377	14,900
SHAREHOLDERS' EQUITY
Share capital	492,102	345,305
Contributed surplus	34,972	32,626
Pre-funded warrants	16,399	0
Restricted and performance share unit reserve	7,453	0
Options reserve	31,563	36,262
Warrants reserve	38,205	20,493
Accumulated other comprehensive income (loss)	630	(14,296)
Deficit	(389,535)	(255,393)
TOTAL SHAREHOLDERS' EQUITY	231,789	164,997
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 251,166	$ 179,897